Lease	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Lease
10.	Lease

The Group has operating leases for corporate offices with the lease terms from within 1 month to 3 years, some of which include options to terminate the leases within certain periods. For operating leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination option, which are factored into the Group’s determination of lease payments when appropriate.

	As of June 30,
	2023	2024
	RMB	RMB

Operating lease right-of-use assets, net	84,009	58,889
Operating lease liabilities-current	41,092	49,099
Operating lease liabilities-non current	52,840	16,989

The following table provides a summary of the Group’s operating lease expenses and short-term lease expenses as of June 30, 2022, 2023 and 2024:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Operating lease expenses	21,943	37,484	44,854
Short-term lease expenses	2,730	2,272	227

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of operating lease liabilities	20,854	25,151	48,176
Right-of-use assets obtained in exchange for operating lease obligations	28,091	95,206	16,258

The following table provides a summary of the Group’s operating lease terms and discount rates as of June 30, 2023 and 2024:

	As of June 30,
	2023	2024

Weighted average remaining lease term (in years)	2.22	1.44
Weighted average discount rate	4.75%	4.75%

Maturities of operating lease liabilities as of June 30, 2024 were as follows:

Amounts
RMB

For the year ended June 30, 2025	51,305
For the year ended June 30, 2026	15,793
For the year ended June 30, 2027	1,435
Total operating lease payments	68,533
Less: imputed interest	(2,445)
Present value of operating lease liabilities	66,088